Loans	6 Months Ended
Jun. 30, 2023
Loans [Abstract]
Loans

5. Loans

On May 1, 2023, the Company entered into a convertible loan agreement with FiveT IM, pursuant to which FiveT IM has agreed to loan to the Company CHF 2,500,000, which bears interest at the rate of 10% per annum and matures 22 months from May 4, 2023 (the “2023 FiveT Loan”). FiveT IM will have the right to convert all or part of the convertible loan, including accrued and unpaid interest, at its option, into common shares, subject to the limitation that FiveT IM own no more than 4.99% of the common shares at any time. The conversion price was fixed at CHF 1.42 per common share (subject to adjustment for share splits or other similar events). Further, FiveT IM received warrants to purchase an aggregate of 1,625,487 common shares at an exercise price of CHF 1.538 per common share, which may be exercised up to five years.

Commencing 60 days after May 4, 2023, but not before July 1, 2023 and subject to availability of an effective registration statement, the Company must repay at least 1/20th of the outstanding loan plus accrued interest pro rata in monthly tranches which, at the Company’s discretion, may be paid at any time during the month either in: (i) cash plus 3% or (ii) common shares, or a combination of both. Such shares will be priced at the lower of (i) the mean daily trading volume weighted average price for the common shares on the 20 trading days preceding the repayment date or (ii) 90% of the daily trading volume weighted average price for common shares on the repayment date. The Company may repay all or part of the convertible loan after three months. Until March 31, 2024, FiveT IM may cause the Company to redeem the convertible loan for cash in an amount of up to 20% of the cash proceeds from an out-licensing or divestiture transaction executed by the Company that results in gross cash proceeds of at least CHF 1,000,000.

On December 28, 2022, the Company entered into two separate loan agreements with two private investors (the “Private Lenders”), pursuant to which Private Lenders have agreed to loan to the Company an aggregate of CHF 250,000 and CHF 100,000, respectively, which loans bear interest at the rate of 5% per annum and mature as of May 30, 2023. The Company agreed to grant to the Private Lenders warrants to purchase an aggregate 33,700 and 13,480 common shares, respectively. The warrants are exercisable at an exercise price of CHF 4.4512 per share for up to five years from the date of issuance. On May 12, 2023, the Company and the Private Lenders entered into an amendment to the loan agreement, which extended the maturity date of the loan from May 31, 2023 to July 31, 2023 and lowered the strike price for the Warrants attached to the loan to CHF 0.881 per common share, which is the Swiss Franc equivalent of the trading volume weighted average price for common shares on the NASDAQ stock exchange on the trading day preceding the date of the amendment. The loans were repaid on July 15, 2023.

On September 9, 2022, the Company entered into a loan agreement with FiveT IM, Dominik Lysek and Thomas Meyer, the Company’s CEO (the “Lenders”), pursuant to which the Lenders have agreed to loan to the Company an aggregate of CHF 600,000 (the “September 2022 Loan Agreement”), which loan bears interest at the rate of 5% per annum and matures as of March 31, 2023. The Company agreed to issue to the Lenders warrants to purchase an aggregate 41,666 common shares. Such warrants became exercisable immediately at an exercise price of CHF 7.20 per share, may be exercised up to five years from the date of issuance and may be exercised on a cashless basis in certain circumstances specified therein. Mr. Meyer lent CHF 200,000 of the total principal amount. On May 12, 2023, the Company and the Lenders entered into an amendment to the loan agreement, which extended the maturity date of the loan from May 31, 2023 to July 31, 2023, introduced a right for Lenders to convert the loan into common shares of the Company at CHF 1.12 per common share, which is the Swiss Franc equivalent of 120% of the mean daily trading volume weighted average price for common shares on the NASDAQ stock exchange on the 20 trading days preceding the date of the amendment, and a right for the Company to repay the loan in common shares of the Company priced at the lower of (i) the mean daily trading volume weighted average price for the common shares on the 20 trading days preceding the repayment date or (ii) 90% of the daily trading volume weighted average price for common shares on the repayment date, and lowered the strike price for the Warrants attached to the loan to CHF 0.881 per common share, which is the Swiss Franc equivalent of the trading volume weighted average price for common shares on the NASDAQ stock exchange on trading day preceding the date of the amendment. The loan was repaid on July 15, 2023.

On February 4, 2022, the Company entered into a convertible loan agreement (the “Loan Agreement”) with FiveT IM (the “Lender”), pursuant to which the Lender has agreed to loan to the Company CHF 5,000,000 (the “2022 FiveT Loan”), which bears interest at the rate of 10% per annum and matures 12 months from the date (the “Disbursement Date”) the loan proceeds were disbursed to the Company, which occurred on February 8, 2022. The Company may prepay all or part of the loan after six months after the Disbursement Date; provided that the Company will pay an amount equal to 130% of the desired prepayment amount. The Lender has the right to convert all or part of the Loan, including accrued and unpaid interest, at its option, into common shares, subject to the limitation that the Lender own no more than 9.99% of the common shares at any time. The conversion price of the loan into common shares is USD 38.916, which corresponds to 150% of USD 25.944 (the trading volume weighted average price, the “VWAP”, per common share on the NASDAQ stock exchange on the Disbursement Date), converted into Swiss Francs at the midpoint of the interbank exchange rate shown by UBS on the day of receipt of the conversion notice at 4:00 pm Central European Time. The conversion price shall be lowered in the event that the Company raises equity before the maturity date of the loan through a public or private offering of common shares at an issue price that is at least 10 (ten) below the VWAP (the “New Issue”), according to the formula set forth in the Loan Agreement (the “Adjustment”).

In April 2023, FiveT IM converted the entire loan into an aggregate of 4,341,012 common shares at an average conversion price of $1.4475 (CHF 1.2845) per share. The total amount converted including accrued interest was CHF 5,588,685 and the fair value of the shares issued upon conversion was CHF 5,769,942. See also Note 4.